Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - February | Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $5.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	107.80%
Innovator Growth-100 Power Buffer ETF™ - February | Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $522.29 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.70%
Innovator Growth-100 Power Buffer ETF™ - February | Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $443.95 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator Growth-100 Power Buffer ETF™ - February | Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $599.54 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.60%)